UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01436

CAPSTONE SERIES FUND, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH , SUITE 250, HOUSTON, TX         77042

(Address of principal executive offices) (Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH        43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (1.6%)
AAR Corp.	5,940	$143,510
Aerojet Rocketdyne Holdings, Inc.(a)	3,290	62,049
AeroVironment, Inc.(a)	820	23,247
American Science & Engineering, Inc.	360	13,288
BE Aerospace, Inc.	4,750	227,216
Cubic Corp.	1,080	44,107
Curtiss-Wright Corp.	2,260	201,117
Engility Holdings, Inc.(a)	3,790	110,062
Esterline Technologies Corp.(a)	1,510	91,853
Huntington Ingalls Industries, Inc.	2,250	388,305
KLX, Inc.(a)	7,230	233,529
Mercury Computer Systems, Inc.(a)	1,800	46,656
Moog, Inc., Class A(a)	1,700	93,619
National Presto Industries, Inc.	240	21,490
Orbital ATK, Inc.	2,813	245,069
TASER International, Inc.(a)	13,500	390,960
Teledyne Technologies, Inc.(a)	1,780	186,900
Triumph Group, Inc.	8,160	251,573
		2,774,550

AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings(a)	6,080	262,838
Echo Global Logistics, Inc.(a)	6,110	151,284
Forward Air Corp.	1,510	69,883
Hub Group, Inc., Class A(a)	4,920	201,425
		685,430

AIRLINES (0.7%)
Allegiant Travel Co.	1,486	192,838
Hawaiian Holdings, Inc.(a)	5,260	239,488
JetBlue Airways Corp.(a)	20,370	373,382
SkyWest, Inc.	14,530	418,028
		1,223,736

AUTO COMPONENTS (0.8%)
American Axle & Manufacturing Holdings, Inc.(a)	2,700	47,007
Dana, Inc.	15,200	207,328
Dorman Products, Inc.(a)	1,390	88,543
Drew Industries, Inc.	3,450	316,055
Gentex Corp.	14,220	251,267
Gentherm, Inc.(a)	4,220	141,623
Motorcar Parts of America, Inc.(a)	830	23,265
Standard Motor Products, Inc.	860	36,068
Superior Industries International, Inc.	5,880	179,693
		1,290,849

AUTOMOBILES (0.1%)
Thor Industries, Inc.	2,130	163,030
Winnebago Industries, Inc.	1,440	34,215
		197,245

BANKS (6.0%)
Ameris Bancorp	7,500	248,700
Associated Bancorp	13,460	250,356
Banc of California, Inc.	1,840	40,811
BancorpSouth, Inc.	4,170	99,329
Bank of Hawaii Corp.	2,140	147,489
Bank of the Ozarks, Inc.	7,440	267,766
Banner Corp.	2,720	113,533
BBCN Bancorp, Inc.	7,910	121,577
Boston Private Financial Holdings, Inc.	6,690	81,083
Brookline Bancorp, Inc.	6,090	69,365
Cardinal Financial Corp.	1,420	36,579
Cathay General Bancorp	3,620	108,528
Central Pacific Financial Corp.	1,910	46,852
City Holding Co.	580	27,086
Columbia Banking System, Inc.	1,970	59,730
Commerce Bancshares, Inc.	3,721	175,966
Community Bank System, Inc.	1,450	63,988
Cullen/Frost Bankers, Inc.	2,740	186,019
Customers BanCorp, Inc.(a)	1,310	33,719
CVB Financial Corp.	3,720	61,194
East West Bancorp, Inc.	6,560	224,483
F.N.B. Corp.	9,910	118,424
First Bancorp(a)	42,432	194,763
First Commonwealth Financial Corp.	4,950	47,767
First Financial Bancorp	2,060	43,899
First Financial Bankshares, Inc.	5,230	178,709
First Horizon National Corp.	14,130	205,733
First Midwest Bancorp, Inc.	13,680	255,406
First NBC Bank Holding Co.(a)	620	11,799
First Niagara Financial Group, Inc.	20,080	204,414
FirstMerit Corp.	10,820	229,709
Fulton Financial Corp.	11,130	151,924
Glacier Bancorp, Inc.	3,730	102,873
Great Western BanCorp, Inc.	2,600	86,242
Hancock Holding Co.	7,789	225,803
Hanmi Financial Corp.	7,211	176,814
Home Bancshares, Inc.	14,792	308,709
Independent Bank Corp. - Massachusetts	1,150	57,742
International Bancshares Corp.	4,800	131,616
LegacyTexas Financial Group, Inc.	5,960	169,979
MB Financial, Inc.	3,421	131,332
NBT Bancorp	1,390	41,450
OFG Bancorp	17,030	180,688
Old National Bancorp	4,940	65,010
Opus Bank	7,930	255,980
PacWest Bancorp	5,330	220,396
Pinnacle Financial Partners, Inc.	4,720	250,679
PrivateBancorp, Inc.	7,000	309,400
Prosperity Bancshares, Inc.	4,320	220,709
S & T Bancorp, Inc.	890	22,686
Servisfirst Bancshares, Inc.	3,520	178,218
Signature Bank(a)	3,840	461,722
Simmons First National Corp., Class A	4,390	201,721
Southside Bancshares, Inc.	1,018	31,141
Sterling Bancorp	3,038	51,312
SVB Financial Group(a)	3,510	352,474
Synovus Financial Corp.	6,182	188,180
Talmer Bancorp, Inc., Class A	11,100	233,322
TCF Financial Corp.	8,790	119,456
Texas Capital Bancshares, Inc.(a)	2,330	113,098
Tompkins Financial Corp.	799	58,119
Trustmark Corp.	5,260	137,286
UMB Financial Corp.	2,160	119,686
Umpqua Holdings Corp.	13,730	209,108
United Bankshares, Inc.	2,620	100,346
United Community Banks, Inc.	2,612	50,255
Valley National Bancorp	12,762	115,751
Webster Financial Corp.	4,130	148,515
WestAmerica Bancorp	1,080	50,803
Wilshire Bancorp, Inc.	5,690	61,111
Wintrust Financial Corp.	2,590	136,752
		10,183,184

BIOTECHNOLOGY (1.1%)
Acorda Therapeutics, Inc.(a)	4,050	102,384
AMAG Pharmaceuticals, Inc.(a)	1,650	43,775
Emergent BioSolutions, Inc.(a)	7,010	234,064
Enanta Pharmaceuticals, Inc.(a)	670	15,068
Ligand Pharmaceuticals, Inc., Class B(a)	4,350	586,728
MiMedx Group, Inc.(a)	29,160	218,408
Momenta Pharmaceuticals, Inc.(a)	2,590	29,163
Repligen Corp.(a)	7,260	207,636
Spectrum Pharmaceuticals, Inc.(a)	2,900	19,923
United Therapeutics Corp.(a)	3,283	397,276
		1,854,425

BUILDING PRODUCTS (1.5%)
A.O. Smith Corp.	5,350	496,962
AAON, Inc.	5,058	133,936
American Woodmark Corp.(a)	2,700	200,421
Apogee Enterprises, Inc.	3,370	157,547

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Gibraltar Industries, Inc.(a)	1,450	$51,156
Griffon Corp.	10,820	185,455
Lennox International, Inc.	2,930	459,424
PGT, Inc.(a)	27,580	330,960
Quanex Building Products Corp.	1,775	35,482
Simpson Manufacturing Co., Inc.	1,620	66,096
Trex Co., Inc.(a)	3,620	175,570
Universal Forest Products, Inc.	3,210	347,065
		2,640,074

CAPITAL MARKETS (1.6%)
Calamos Asset Management, Inc., Class A	18,960	131,962
Eaton Vance Corp.	5,000	189,050
Evercore Partners, Inc.	4,420	223,961
Federated Investors, Inc., Class B	3,840	121,229
Financial Engines, Inc.	5,630	148,576
Greenhill & Co., Inc.	1,360	26,969
Interactive Brokers Group, Inc., Class A	2,780	96,855
International FCStone, Inc.(a)	5,270	153,568
Investment Technology Group, Inc.	1,570	26,219
Janus Capital Group, Inc.	6,870	103,737
Piper Jaffray Cos., Inc.(a)	4,210	174,041
Raymond James Financial, Inc.	6,350	348,615
SEI Investments Co.	9,190	413,550
Stifel Financial Corp.(a)	5,005	176,927
Virtus Investment Partners, Inc.	337	28,406
Waddell & Reed Financial, Inc., Class A	3,690	67,379
Wisdomtree Investments, Inc.	23,860	237,168
		2,668,212

CHEMICALS (2.4%)
A. Schulman, Inc.	4,510	132,188
American Vanguard Corp.	1,460	21,725
Ashland, Inc.	3,070	347,647
Balchem Corp.	3,675	234,722
Cabot Corp.	2,880	140,227
Calgon Carbon Corp.	2,250	31,050
Flotek Industries, Inc.(a)	2,610	37,062
FutureFuel Corp.	1,380	15,815
H.B. Fuller Co.	2,270	105,691
Hawkins, Inc.	360	15,386
Ingevity Corp.(a)	1,770	67,738
Innophos Holdings, Inc.	2,990	128,749
Innospec, Inc.	3,310	166,394
Intrepid Potash, Inc.(a)	38,870	50,142
Koppers Holdings, Inc.(a)	1,030	32,569
Kraton Performance Polymers, Inc.(a)	1,590	47,557
LSB Industries, Inc.(a)	23,750	275,025
Mineral Technologies, Inc.	1,690	110,289
NewMarket Corp.	520	222,529
Olin Corp.	11,090	231,781
PolyOne Corp.	3,910	137,124
Quaker Chemical Corp.	670	64,092
Rayonier, Inc.	1,793	24,690
RPM International, Inc.	5,890	319,591
Sensient Technologies Corp.	2,060	152,090
Stepan Co.	1,940	124,761
The Chemours Co.	24,060	223,758
The Scotts Miracle-Gro Co., Class A	2,140	157,825
Tredegar Industries, Inc.	4,440	78,588
Valspar Corp.	3,580	381,163
		4,077,968

COMMERCIAL SERVICES & SUPPLIES (1.9%)
ABM Industries, Inc.	8,070	300,285
Brady Corp., Class A	2,040	65,566
Clean Harbors, Inc.(a)	2,590	133,178
Copart, Inc.(a)	4,690	236,564
Deluxe Corp.	2,420	163,568
Essendant, Inc.	6,830	136,873
G & K Services, Inc., Class A	1,050	84,220
Healthcare Services Group, Inc.	5,932	230,221
Herman Miller, Inc.	2,400	78,648
HNI Corp.	2,000	104,260
Interface, Inc.	8,690	155,203
Matthews International Corp., Class A	3,390	203,773
Mobile Mini, Inc.	1,940	63,069
MSA Safety, Inc.	1,550	86,614
Multi-Color Corp.	690	44,560
R.R. Donnelley & Sons Co.	17,290	309,837
Rollins, Inc.	6,415	180,775
Team, Inc.(a)	1,210	33,408
Tetra Tech, Inc.	3,190	105,047
The Brink's Co.	2,300	75,486
UniFirst Corp.	890	104,023
US Ecology, Inc.	4,090	185,277
Viad Corp.	3,500	121,870
		3,202,325

COMMUNICATIONS EQUIPMENT (1.3%)
ADTRAN, Inc.	2,280	41,496
ARRIS International PLC(a)	16,369	445,892
Bel Fuse, Inc., Class B	11,240	230,308
Black Box Corp.	8,310	113,431
Brocade Communications Systems, Inc.	19,530	181,629
CalAmp Corp.(a)	1,750	24,850
Ciena Corp.(a)	10,600	203,414
Comtech Telecommunications Corp.	6,490	84,824
Digi International, Inc.(a)	1,860	20,665
Harmonic, Inc.(a)	7,710	25,366
InterDigital, Inc.	1,650	97,433
Ixia(a)	2,410	27,715
Lumentum Holdings, Inc.(a)	2,144	64,856
NETGEAR, Inc.(a)	1,590	81,774
NetScout Systems, Inc.(a)	4,390	122,832
Plantronics, Inc.	1,550	74,772
Polycom, Inc.(a)	5,770	71,490
ViaSat, Inc.(a)	2,210	163,164
Viavi Solutions, Inc.(a)	9,570	68,234
		2,144,145

CONSTRUCTION & ENGINEERING (1.4%)
AECOM Technology Corp.(a)	12,392	439,792
Aegion Corp.(a)	6,020	123,530
Comfort Systems USA, Inc.	5,720	173,774
Dycom Industries, Inc.(a)	4,250	399,712
EMCOR Group, Inc.	4,730	263,461
Granite Construction, Inc.	3,290	163,776
KBR, Inc.	6,500	91,130
MYR Group, Inc.(a)	9,980	246,207
Orion Group Holdings, Inc.(a)	55,070	311,145
Valmont Industries, Inc.	1,150	150,593
		2,363,120

CONSTRUCTION MATERIALS (0.5%)
Eagle Materials, Inc., Class A	3,890	326,565
Headwaters, Inc.(a)	15,620	310,682
U.S. Concrete, Inc.(a)	4,220	272,190
		909,437

CONSUMER FINANCE (0.9%)
Cash America International, Inc.	5,010	214,678
Encore Capital Group, Inc.(a)	4,250	103,743
Enova International, Inc.(a)	29,593	269,000
EZCORP, Inc., Class A(a)	45,700	414,042
First Cash Financial Services, Inc.	1,350	69,269
Green Dot Corp., Class A(a)	5,600	135,520
PRA Group, Inc.(a)	2,370	66,028
SLM Corp.(a)	19,720	141,787
World Acceptance Corp.(a)	3,900	169,494
		1,583,561

CONTAINERS & PACKAGING (0.9%)
AptarGroup, Inc.	3,030	236,886
Bemis Co., Inc.	4,360	222,534
Greif, Inc., Class A	5,380	215,899
Myers Industries, Inc.	1,120	16,744

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Packaging Corp. of America	6,240	$466,066
Silgan Holdings, Inc.	1,870	92,715
Sonoco Products Co.	4,170	212,378
		1,463,222

DISTRIBUTORS (0.3%)
Pool Corp.	3,640	372,299
VOXX International Corp.(a)	44,880	118,932
		491,231

DIVERSIFIED CONSUMER SERVICES (0.7%)
American Public Education, Inc.(a)	970	27,781
Capella Education Co.	630	37,718
Career Education Corp.(a)	3,860	26,672
DeVry, Inc.	9,200	204,884
Graham Holdings Co.	465	234,007
Regis Corp.(a)	7,640	102,682
Service Corp. International	12,960	359,251
Sotheby's	2,860	92,635
Strayer Education, Inc.(a)	642	29,352
Universal Technical Institute, Inc.	39,270	93,070
		1,208,052

DIVERSIFIED FINANCIAL SERVICES (1.1%)
CBOE Holdings, Inc.	5,290	363,952
FactSet Research Systems, Inc.	2,620	450,535
MarketAxess Holdings, Inc.	3,470	560,960
MSCI, Inc., Class A	5,810	499,893
		1,875,340

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
ATN International, Inc.	640	47,053
Cincinnati Bell, Inc.(a)	9,960	49,800
Cogent Communications Holdings	1,870	79,905
Consolidated Communications Holdings, Inc.	2,750	76,862
General Communication, Inc., Class A(a)	3,830	58,944
Inteliquent, Inc.	920	18,906
Iridium Communications, Inc.(a)	18,920	169,902
Lumos Networks Corp.(a)	1,120	13,104
		514,476

ELECTRIC UTILITIES (1.1%)
ALLETE, Inc.	2,140	136,639
El Paso Electric Co.	1,750	83,440
Great Plains Energy, Inc.	10,781	321,058
Hawaiian Electric Industries, Inc.	6,790	210,830
IDACORP, Inc.	2,500	202,125
OGE Energy Corp.	8,800	283,096
PNM Resources, Inc.	5,270	181,077
Westar Energy, Inc.	6,780	376,765
		1,795,030

ELECTRICAL EQUIPMENT (0.6%)
AZZ, Inc.	3,760	233,421
Encore Wire Corp.	930	34,903
EnerSys	2,060	128,441
General Cable Corp.	2,650	39,034
Hubbell, Inc.	2,520	271,732
Powell Industries, Inc.	4,020	148,097
Regal-Beloit Corp.	3,290	200,723
Vicor Corp.(a)	910	9,646
		1,065,997

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.8%)
Agilysys, Inc.(a)	570	6,509
Anixter International, Inc.(a)	3,770	231,025
Arrow Electronics, Inc.(a)	8,240	547,877
Avnet, Inc.	11,270	463,197
Badger Meter, Inc.	770	53,700
Belden CDT, Inc.	2,020	147,884
Benchmark Electronics, Inc.(a)	13,790	323,237
Cognex Corp.	5,480	247,532
Coherent, Inc.(a)	1,180	125,139
CTS Corp.	1,420	27,136
Daktronics, Inc.	7,310	47,296
DTS, Inc.(a)	940	26,123
Electro Scientific Industries, Inc.(a)	1,040	7,041
ePlus, Inc.(a)	290	24,392
Fabrinet(a)	9,930	374,957
FARO Technologies, Inc.(a)	840	29,299
FEI Co.	1,960	208,583
II-VI, Inc.(a)	11,430	229,743
Ingram Micro, Inc.	14,090	482,442
Insight Enterprises, Inc.(a)	8,780	233,548
IPG Photonics Corp.(a)	3,260	274,785
Itron, Inc.(a)	1,740	74,281
Jabil Circuit, Inc.	15,330	311,965
Keysight Technologies, Inc.(a)	7,640	223,394
Knowles Corp.(a)	3,730	50,131
Littelfuse, Inc.	1,130	141,273
Methode Electronics, Inc., Class A	4,960	173,749
MTS Systems Corp.	800	37,944
National Instruments Corp.	4,025	115,437
OSI Systems, Inc.(a)	1,800	107,046
Park Electrochemical Corp.	760	12,312
Plexus Corp.(a)	5,530	254,048
QLogic Corp.(a)	4,040	62,701
Rofin-Sinar Technologies, Inc.(a)	1,370	43,292
Rogers Corp.(a)	900	61,596
Sanmina Corp.(a)	13,420	340,063
ScanSource, Inc.(a)	6,290	258,079
SYNNEX Corp.	2,850	286,510
Tech Data Corp.(a)	4,960	386,533
Trimble Navigation Ltd.(a)	11,330	299,565
TTM Technologies, Inc.(a)	31,240	310,838
VeriFone Systems, Inc.(a)	4,860	93,118
Vishay Intertechnology, Inc.	17,090	227,810
Zebra Technologies Corp., Class A(a)	4,270	226,353
		8,209,483

ENERGY EQUIPMENT & SERVICES (2.0%)
Archrock, Inc.	29,270	260,796
Atwood Oceanics, Inc.	15,470	165,219
Basic Energy Services, Inc.(a)	22,560	15,792
Bristow Group, Inc.	6,600	71,346
CARBO Ceramics, Inc.	960	13,536
Dril-Quip, Inc.(a)	1,760	95,797
Ensco PLC, Class A, Sponsored ADR	11,490	105,363
Era Group, Inc.(a)	15,090	132,490
Exterran Corp.(a)	18,455	234,747
Geospace Technologies Corp.(a)	570	9,405
Gulf Island Fabrication, Inc.	21,210	179,437
Gulfmark Offshore, Inc., Class A(a)	2,490	7,221
Helix Energy Solutions Group, Inc.(a)	30,480	242,011
Hornbeck Offshore Services, Inc.(a)	17,850	142,443
Matrix Service Co.(a)	1,190	19,718
Nabors Industries Ltd.	13,530	121,770
Newpark Resources, Inc.(a)	31,060	196,299
Noble Corp. PLC	23,270	171,733
Oceaneering International, Inc.	4,540	126,575
Oil States International, Inc.(a)	4,700	145,324
Patterson-UTI Energy, Inc.	12,200	236,558
Pioneer Energy Services Corp.(a)	35,870	112,990
Rowan Cos., Inc., Class A	8,640	131,674
SEACOR Holdings, Inc.(a)	3,090	174,647
Superior Energy Services, Inc.	7,180	114,665
Tesco Corp.	3,810	25,184
TETRA Technologies, Inc.(a)	4,190	25,182
Tidewater, Inc.	13,410	57,261
Unit Corp.(a)	2,390	29,875
US Silica Holdings, Inc.	2,910	100,308
		3,465,366

FOOD & STAPLES RETAILING (1.0%)
Casey's General Stores, Inc.	1,990	265,745
SpartanNash Co.	12,044	379,386

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Sprouts Farmers Markets, Inc.(a)	14,000	$323,820
SuperValu, Inc.(a)	9,880	48,214
The Andersons, Inc.	6,995	258,675
United Natural Foods, Inc.(a)	7,070	353,359
		1,629,199

FOOD PRODUCTS (2.7%)
B&G Foods, Inc.	5,560	286,840
Calavo Growers, Inc.	2,830	186,157
Cal-Maine Foods, Inc.	4,970	208,243
Darling International, Inc.(a)	23,760	374,933
Dean Foods Co.	10,520	194,199
Flowers Foods, Inc.	11,393	209,517
Hain Celestial Group, Inc.(a)	4,940	260,783
Ingredion, Inc.	3,450	459,678
J & J Snack Foods Corp.	880	107,017
Lancaster Colony Corp.	1,040	135,158
Post Holdings, Inc.(a)	6,155	533,454
Sanderson Farms, Inc.	2,280	199,705
Seneca Foods Corp., Class A(a)	9,490	371,723
Snyders-Lance, Inc.	3,550	121,623
Tootsie Roll Industries, Inc.	958	35,571
TreeHouse Foods, Inc.(a)	2,740	282,741
Whitewave Foods Co., Class A(a)	11,320	628,147
		4,595,489

GAS UTILITIES (1.5%)
Atmos Energy Corp.	4,960	395,759
National Fuel Gas Co.	4,040	228,300
New Jersey Resources Corp.	3,830	142,629
Northwest Natural Gas Co.	1,220	79,227
One Gas, Inc.	3,330	216,317
Piedmont Natural Gas Co., Inc.	5,510	329,498
Questar Corp.	7,140	179,714
South Jersey Industries, Inc.	3,080	98,190
Southwest Gas Corp.	2,210	171,275
Spire, Inc.	2,100	145,740
UGI Corp.	7,900	357,554
WGL Holdings, Inc.	2,270	160,693
		2,504,896

HEALTH CARE EQUIPMENT & SUPPLIES (4.1%)
Abaxis, Inc.	1,150	56,879
ABIOMED, Inc.(a)	5,140	606,366
Align Technology, Inc.(a)	5,220	465,363
Analogic Corp.	750	63,015
AngioDynamics, Inc.(a)	9,450	156,775
Anika Therapeutics, Inc.(a)	820	40,934
Cantel Medical Corp.	4,187	280,320
CONMED Corp.	1,450	58,928
CryoLife, Inc.	2,420	35,259
Cynosure, Inc.(a)	4,760	261,610
Haemonetics Corp.(a)	2,520	76,406
Halyard Health, Inc.(a)	2,250	77,827
Hill-Rom Holdings, Inc.	2,930	156,550
ICU Medical, Inc.(a)	840	98,078
IDEXX Laboratories, Inc.(a)	4,320	405,173
Inogen, Inc.(a)	730	39,230
Integer Holdings Corp.(a)	1,610	35,758
Integra LifeSciences Holdings Corp.(a)	2,710	228,372
Invacare Corp.	6,160	70,963
LivaNova PLC(a)	3,070	159,794
Masimo Corp.(a)	6,400	339,008
Meridian Bioscience, Inc.	1,900	36,784
Merit Medical Systems, Inc.(a)	8,015	187,872
Natus Medical, Inc.(a)	4,710	185,244
Neogen Corp.(a)	4,272	235,601
NuVasive, Inc.(a)	6,180	384,396
ResMed, Inc.	6,700	461,496
STERIS PLC	5,170	366,812
SurModics, Inc.(a)	5,160	141,539
Teleflex, Inc.	2,250	405,698
Vascular Solutions, Inc.(a)	5,020	230,267
West Pharmaceutical Services, Inc.	3,750	301,050
Zeltiq Aesthetics, Inc.(a)	8,640	293,328
		6,942,695

HEALTH CARE PROVIDERS & SERVICES (2.6%)
Aceto Corp.	5,020	129,064
Air Methods Corp.(a)	2,030	67,579
Almost Family, Inc.(a)	4,820	191,788
Amedisys, Inc.(a)	1,509	80,807
AMN Healthcare Services, Inc.(a)	9,100	384,930
AmSurg Corp.(a)	5,350	401,304
Chemed Corp.	1,780	261,909
CorVel Corp.(a)	2,610	117,972
Cross Country Healthcare, Inc.(a)	15,930	232,897
Diplomat Pharmacy, Inc.(a)	1,810	65,033
HealthEquity, Inc.(a)	1,740	51,365
Healthways, Inc.(a)	6,370	107,271
Kindred Healthcare, Inc.	17,818	218,449
Landauer, Inc.	600	25,032
LHC Group, Inc.(a)	3,770	170,630
Magellan Health Services, Inc.(a)	4,560	312,223
Molina Healthcare, Inc.(a)	2,115	120,153
Owens & Minor, Inc.	7,795	278,360
PharMerica Corp.(a)	4,040	107,302
Providence Service Corp.(a)	820	39,663
Quorum Health Corp.(a)	2,790	30,383
Select Medical Holdings Corp.(a)	16,420	188,830
The Ensign Group, Inc.	3,020	64,930
U.S. Physical Therapy, Inc.	3,020	180,052
VCA Antech, Inc.(a)	5,810	414,485
WellCare Group, Inc.(a)	2,230	238,164
		4,480,575

HEALTH CARE TECHNOLOGY (0.5%)
Allscripts Healthcare Solutions, Inc.(a)	7,986	112,762
Computer Programs & Systems, Inc.	670	26,559
Healthstream, Inc.(a)	4,700	113,881
HMS Holdings Corp.(a)	3,840	76,339
Medidata Solutions, Inc.(a)	5,360	284,884
Omnicell, Inc.(a)	4,450	172,126
Quality Systems, Inc.	2,170	26,648
		813,199

HOTELS, RESTAURANTS & LEISURE (1.8%)
Belmond, Ltd.(a)	3,190	36,653
Biglari Holdings, Inc.(a)	324	134,496
Bob Evans Farms, Inc.	1,300	47,814
Churchill Downs, Inc.	2,060	270,128
Cracker Barrel Old Country Store, Inc.	1,330	209,355
DineEquity, Inc.	1,150	93,575
Domino's Pizza, Inc.	3,230	475,779
Dunkin' Brands Group, Inc.	5,950	269,595
International Speedway Corp., Class A	1,720	58,084
Interval Leisure Group, Inc.	4,710	84,686
Jack in the Box, Inc.	1,830	161,754
Marcus Corp.	1,710	37,877
Marriott Vacations Worldwide Corp.	1,390	106,057
Panera Bread Co., Class A(a)	1,627	356,834
Papa John's International, Inc.	3,180	235,161
Popeyes Louisiana Kitchen, Inc.(a)	3,130	179,286
Sonic Corp.	4,320	116,251
The Wendy's Co.	21,200	204,792
		3,078,177

HOUSEHOLD DURABLES (2.0%)
CalAtlantic Group, Inc.	3,811	137,996
Cavco Industries, Inc.(a)	420	41,740
Ethan Allen Interiors, Inc.	1,170	40,634
Helen of Troy Ltd.(a)	2,740	272,931
Installed Building Products, Inc.(a)	8,410	301,330
iRobot Corp.(a)	1,280	48,538
KB HOME	23,910	375,387
La-Z-Boy, Inc.	2,410	72,830

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
M.D.C. Holdings, Inc.	2,660	$70,011
M/I Homes, Inc.(a)	1,970	44,424
Meritage Homes Corp.(a)	8,880	323,143
NVR, Inc.(a)	312	531,960
Tempur-Pedic International, Inc.(a)	5,860	443,192
Toll Brothers, Inc.(a)	10,490	293,825
TopBuild Corp.(a)	1,700	64,192
TRI Pointe Group, Inc.(a)	5,150	69,268
Tupperware Corp.	2,490	156,073
Universal Electronics, Inc.(a)	710	54,911
		3,342,385

HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co.(a)	2,120	51,431
Central Garden & Pet Co., Class A(a)	7,220	164,544
Energizer Holdings, Inc.	2,850	146,861
WD-40 Co.	1,450	166,721
		529,557

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.2%)
Talen Energy Corp.(a)	31,660	430,576

INDUSTRIAL CONGLOMERATES (0.2%)
Carlisle Cos., Inc.	3,090	319,166

INSURANCE (4.1%)
Alleghany Corp.(a)	1,000	543,500
American Equity Investment Life Holding Co.	7,600	121,068
American Financial Group, Inc.	3,420	250,002
Amerisafe, Inc.	2,920	170,907
Aspen Insurance Holdings Ltd.	6,040	277,598
Brown & Brown, Inc.	5,080	186,233
CNO Financial Group, Inc.	17,090	296,853
eHealth, Inc.(a)	810	7,735
Employers Holdings, Inc.	7,200	205,344
Endurance Specialty Holdings Ltd.	5,189	350,932
Everest Re Group Ltd.	2,760	521,668
First American Financial Corp.	7,320	306,049
Genworth Financial, Inc., Class A(a)	49,240	140,826
HCI Group, Inc.	520	15,683
Horace Mann Educators Corp.	4,630	158,253
Infinity Property & Casualty Corp.	1,740	142,750
Kemper Corp.	5,500	188,485
Mercury General Corp.	1,670	92,468
Old Republic International Corp.	18,660	361,631
Primerica, Inc.	2,390	123,109
ProAssurance Corp.	2,460	127,084
Reinsurance Group of America, Inc.	5,260	522,055
Renaissancere Holdings Ltd.	2,410	283,223
RLI Corp.	3,270	222,916
Safety Insurance Group, Inc.	800	50,960
Selective Insurance Group, Inc.	2,800	109,648
Stewart Information Services Corp.	3,340	142,985
The Hanover Insurance Group, Inc.	3,790	312,069
The Navigators Group, Inc.	1,510	141,442
United Fire Group, Inc.	1,040	43,680
United Insurance Holdings Corp.	600	9,516
Universal Insurance Holdings, Inc.	11,340	246,532
W.R. Berkley Corp.	5,830	339,248
		7,012,452

INTERNET & CATALOG RETAIL (0.3%)
Blue Nile, Inc.	2,670	77,590
FTD Cos., Inc.(a)	4,660	117,945
HSN, Inc.	1,540	78,786
Nutrisystem, Inc.	9,050	267,699
PetMed Express, Inc.	940	19,486
		561,506

INTERNET SOFTWARE & SERVICES (1.2%)
Blucora, Inc.(a)	8,940	91,277
comScore, Inc.(a)	2,160	56,052
DHI Group, Inc.(a)	3,130	22,818
j2 Global, Inc.	5,090	340,216
Liquidity Services, Inc.(a)	2,680	21,654
LivePerson, Inc.(a)	2,250	15,019
LogMeIn, Inc.(a)	4,750	408,073
Monster Worldwide, Inc.(a)	5,830	14,750
Nic, Inc.	7,520	175,366
QuinStreet, Inc.(a)	2,000	7,260
Rackspace Hosting, Inc.(a)	5,140	120,430
Shutterstock, Inc.(a)	880	48,479
Stamps.com, Inc.(a)	2,660	201,641
WebMD Health Corp.(a)	6,860	418,529
XO Group, Inc.(a)	1,580	28,803
		1,970,367

IT SERVICES (2.9%)
Acxiom Corp.(a)	3,750	86,062
Broadridge Financial Solutions, Inc.	7,100	480,528
CACI International, Inc., Class A(a)	1,860	177,314
Cardtronics PLC, Class A(a)	2,100	92,379
Ciber, Inc.(a)	73,470	102,858
Computer Sciences Corp.	11,650	557,219
Convergys Corp.	14,210	378,696
CoreLogic, Inc.(a)	4,120	165,954
CSG Systems International, Inc.	1,530	61,598
DST Systems, Inc.	2,390	294,759
ExlService Holdings, Inc.(a)	4,640	229,726
Forrester Research, Inc.	460	18,828
Gartner, Inc.(a)	4,900	491,225
Jack Henry & Associates, Inc.	5,230	466,777
Leidos Holdings, Inc.	2,970	148,530
ManTech International Corp., Class A	4,680	184,907
MAXIMUS, Inc.	5,840	344,093
NeuStar, Inc., Class A(a)	2,480	62,471
Perficient, Inc.(a)	1,860	41,329
Science Applications International Corp.	1,950	118,482
Sykes Enterprises, Inc.(a)	2,350	72,122
TeleTech Holdings, Inc.	940	26,828
Virtusa Corp.(a)	3,960	107,712
Wex, Inc.(a)	1,910	178,929
		4,889,326

LEISURE PRODUCTS (0.7%)
Arctic Cat, Inc.	5,580	87,104
Brunswick Corp.	4,240	210,389
Callaway Golf Co.	5,740	61,418
Polaris Industries, Inc.	2,940	290,325
Sturm Ruger & Co., Inc.	2,540	172,720
Vista Outdoor, Inc.(a)	6,990	349,849
		1,171,805

LIFE SCIENCES TOOLS & SERVICES (1.2%)
Albany Molecular Research, Inc.(a)	9,570	138,191
Bio-Rad Laboratories, Inc., Class A(a)	1,120	162,501
Bio-Techne Corp.	2,430	273,181
Cambrex Corp.(a)	4,800	251,568
Charles River Laboratories International, Inc.(a)	3,280	288,410
Luminex Corp.(a)	6,310	135,223
Mettler-Toledo International, Inc.(a)	1,352	555,956
PAREXEL International Corp.(a)	4,350	290,797
		2,095,827

MACHINERY (4.5%)
Actuant Corp., Class A	2,940	69,825
AGCO Corp.	5,710	274,994
Alamo Group, Inc.	450	30,208
Albany International Corp., Class A	1,320	55,876
Astec Industries, Inc.	1,980	119,354
Barnes Group, Inc.	2,040	77,377
Briggs & Stratton Corp.	9,190	208,889
Chart Industries, Inc.(a)	11,530	346,131
CIRCOR International, Inc.	770	43,844
CLARCOR, Inc.	2,190	136,349
Crane Co.	2,300	143,290

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Donaldson Co., Inc.	5,160	$186,431
EnPro Industries, Inc.	1,040	47,580
ESCO Technologies, Inc.	1,060	44,891
Federal Signal Corp.	3,170	41,685
Franklin Electric Co., Inc.	1,560	60,403
Graco, Inc.	2,650	196,126
Greenbrier Companies, Inc.	7,230	237,361
Harsco Corp.	3,210	31,426
Hillenbrand, Inc.	3,000	97,050
IDEX Corp.	3,490	313,367
ITT, Inc.	4,030	127,791
John Bean Technologies Corp.	3,665	245,262
Joy Global, Inc.	24,180	668,093
Kennametal, Inc.	4,080	101,429
Lincoln Electric Holdings, Inc.	3,020	187,421
Lindsay Manufacturing Co.	520	36,483
Lydall, Inc.(a)	5,100	227,868
Mueller Industries, Inc.	2,440	83,058
Nordson Corp.	2,650	233,968
Oshkosh Truck Corp.	6,000	330,540
Proto Labs, Inc.(a)	2,560	140,902
SPX Corp.(a)	23,090	349,583
SPX FLOW, Inc.(a)	6,740	183,867
Standex International Corp.	620	55,056
Tennant Co.	860	55,109
Terex Corp.	16,490	398,069
The Timken Co.	3,580	119,751
Titan International, Inc.	21,730	143,635
Toro Co.	3,530	324,584
Trinity Industries, Inc.	13,050	302,891
Wabtec Corp.	4,270	292,495
Watts Water Technologies, Inc.	1,340	82,879
Woodward, Inc.	2,470	144,594
		7,597,785

MARINE (0.2%)
Kirby Corp.(a)	2,610	142,219
Matson, Inc.	4,250	158,822
		301,041

MEDIA (0.9%)
Cable One, Inc.	239	125,207
Cinemark Holdings, Inc.	4,940	185,744
DreamWorks Animation SKG, Inc., Class A(a)	3,360	137,659
Gannett Co., Inc.	9,920	126,579
Harte-Hanks, Inc.	9,330	15,488
Live Nation, Inc.(a)	7,122	195,285
Meredith Corp.	1,980	107,870
Scholastic Corp.	3,090	126,999
Sizmek, Inc.(a)	14,190	38,739
The E.W. Scripps Co., Class A(a)	2,680	45,453
The New York Times Co., Class A	5,430	70,481
Time, Inc.	5,750	93,898
Wiley John And Sons, Class A	2,490	143,673
World Wrestling Entertainment, Inc.	8,730	172,418
		1,585,493

METALS & MINING (2.9%)
AK Steel Holding Corp.(a)	7,910	51,890
Allegheny Technologies, Inc.	21,670	385,943
Carpenter Technology Corp.	4,190	164,457
Century Aluminum Co.(a)	80,150	608,338
Commercial Metals Co.	20,370	336,920
Compass Minerals International, Inc.	1,550	107,865
Haynes International, Inc.	2,000	75,960
Kaiser Aluminum Corp.	860	71,251
Materion Corp.	5,540	146,311
Olympic Steel, Inc.	7,670	219,822
Reliance Steel & Aluminum Co.	6,790	532,608
Royal Gold, Inc.	3,080	260,383
Steel Dynamics, Inc.	18,810	504,484
Stillwater Mining Co.(a)	4,920	75,276
SunCoke Energy, Inc.	27,810	212,190
TimkenSteel Corp.	24,285	243,336
United States Steel Corp.	25,990	714,465
Worthington Industries, Inc.	3,850	170,594
		4,882,093

MULTILINE RETAIL (0.5%)
Big Lots, Inc.	4,490	238,778
Fred's, Inc.	10,720	170,341
J.C. Penney Co., Inc.(a)	23,950	231,357
Tuesday Morning Corp.(a)	30,010	236,779
		877,255

MULTI-UTILITIES (0.6%)
Avista Corp.	3,020	131,370
Black Hills Corp.	2,410	151,950
MDU Resources Group, Inc.	15,010	360,991
NorthWestern Corp.	2,270	137,880
Vectren Corp.	3,770	195,022
		977,213

OIL, GAS & CONSUMABLE FUELS (1.9%)
Bill Barrett Corp.(a)	1,990	11,880
Bonanza Creek Energy, Inc.(a)	1,670	1,341
Carrizo Oil & Gas, Inc.(a)	2,570	84,296
Cloud Peak Energy, Inc.(a)	50,950	173,740
CONSOL Energy, Inc.	20,740	401,941
Contango Oil & Gas Co.(a)	610	5,630
Denbury Resources, Inc.	17,840	51,736
Energen Corp.	4,540	215,105
Green Plains Renewable Energy, Inc.	10,980	249,027
Gulfport Energy Corp.(a)	5,760	167,558
HollyFrontier Corp.	10,578	268,893
Northern Oil & Gas, Inc.(a)	4,860	19,246
PDC Energy, Inc.(a)	2,190	119,946
QEP Resources, Inc.	10,140	184,548
REX American Resources Corp.(a)	1,540	101,332
SM Energy Co.	9,030	244,984
Synergy Resources Corp.(a)	22,210	144,587
Western Refining, Inc.	6,250	130,313
World Fuel Services Corp.	7,740	368,424
WPX Energy, Inc.(a)	35,780	357,442
		3,301,969

PAPER & FOREST PRODUCTS (0.7%)
Boise Cascade Co.(a)	6,600	179,322
Clearwater Paper Corp.(a)	2,360	148,467
Deltic Timber Corp.	1,770	121,988
Domtar Corp.	8,180	322,047
KapStone Paper & Packaging Corp.	4,020	57,406
Louisiana-Pacific Corp.(a)	6,040	122,008
Neenah Paper, Inc.	850	64,115
P. H. Glatfelter & Co.	11,660	240,896
		1,256,249

PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.	21,390	87,057
Edgewell Personal Care Co.(a)	3,040	257,215
Inter Parfums, Inc.	910	29,611
Medifast, Inc.	550	19,371
		393,254

PHARMACEUTICALS (1.3%)
Akorn, Inc.(a)	6,390	218,730
ANI Pharmaceuticals, Inc.(a)	450	27,270
Catalent, Inc.(a)	5,090	129,998
DepoMed, Inc.(a)	15,790	299,536
Impax Laboratories, Inc.(a)	5,280	165,898
Lannett Co., Inc.(a)	6,680	208,550
Nektar Therapeutics(a)	14,840	256,584
Phibro Animal Health Corp., Class A	2,540	52,400
Prestige Brands Holdings, Inc.(a)	5,630	301,205
Sagent Pharmaceuticals, Inc.(a)	1,120	24,293
Sciclone Pharmaceuticals, Inc.(a)	2,220	23,443
Supernus Pharmaceuticals, Inc.(a)	19,760	439,067

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
The Medicines Co.(a)	3,340	$130,627
		2,277,601

PROFESSIONAL SERVICES (1.4%)
CDI Corp.	21,090	133,289
CEB, Inc.	3,180	190,927
Exponent, Inc.	2,950	149,889
FTI Consulting, Inc.(a)	4,520	193,637
Heidrick & Struggles International, Inc.	6,370	123,960
Insperity, Inc.	850	66,716
Kelly Services, Inc., Class A	17,850	365,390
Korn/Ferry International, Inc.	6,050	139,211
Manpower, Inc.	5,140	356,716
Navigant Consulting, Inc.(a)	2,500	49,275
On Assignment, Inc.(a)	7,120	263,084
Resources Connection, Inc.	2,280	33,972
TrueBlue, Inc.(a)	8,900	198,737
WageWorks, Inc.(a)	1,690	104,459
		2,369,262

REAL ESTATE INVESTMENT TRUSTS (7.2%)
Acadia Realty Trust	7,187	270,662
Agree Realty Corp.	950	48,184
Alexandria Real Estate Equities, Inc.	3,800	426,740
American Assets Trust, Inc.	2,100	96,348
American Campus Communities, Inc.	6,180	334,153
Camden Property Trust	4,250	380,758
Capstead Mortgage Corp.	11,960	119,002
Care Capital Properties, Inc.	4,050	119,799
CareTrust REIT, Inc.	2,738	39,564
Cedar Shopping Centers, Inc.	4,120	33,125
Chesapeake Lodging Trust	2,970	75,052
Communications Sales & Leasing, Inc.	9,324	289,790
Coresite Realty Corp.	4,910	405,222
Corporate Office Properties Trust	3,790	113,548
Corrections Corp. of America	5,198	166,596
Cousins Properties, Inc.	10,885	115,816
DCT Industrial Trust, Inc.	4,270	214,439
DiamondRock Hospitality Co.	11,740	115,287
Douglas Emmett, Inc.	6,980	265,519
Duke Realty Corp.	16,610	478,202
EastGroup Properties, Inc.	1,630	120,001
Education Realty Trust, Inc.	6,820	328,315
EPR Properties	3,210	269,704
Equity One, Inc.	9,010	299,763
First Industrial Realty Trust, Inc.	5,070	149,413
Four Corners Property Trust, Inc.	9,097	197,496
Franklin Street Properties Corp.	3,250	41,665
Getty Realty Corp.	820	18,630
Government Properties Income Trust	2,090	49,867
Healthcare Realty Trust, Inc.	7,520	271,923
Highwood Properties, Inc.	4,530	252,412
Hospitality Properties Trust	6,140	195,927
Kilroy Realty Corp.	4,500	329,445
Kite Realty Group Trust	3,325	101,113
Lamar Advertising Co.	6,340	430,232
LaSalle Hotel Properties	5,190	142,985
Lexington Corp. Properties Trust	8,405	91,362
Liberty Property Trust	6,560	271,453
LTC Properties, Inc.	1,730	92,607
Mack-Cali Realty Corp.	3,910	110,262
Medical Properties Trust, Inc.	12,720	199,704
Mid-America Apartment Communities, Inc.	3,816	404,572
National Retail Properties, Inc.	6,780	360,425
OMEGA Healthcare Investors, Inc.	7,486	258,267
Parkway Properties, Inc.	2,950	51,242
Pennsylvania Real Estate Investment Trust	3,130	79,627
Post Properties, Inc.	2,630	167,242
Potlatch Corp.	1,670	63,878
PS Business Parks, Inc.	1,190	131,959
Rayonier, Inc.	5,180	141,000
Regency Centers Corp.	4,810	408,513
Retail Opportunity Investments Corp.	8,980	205,013
Sabra Healthcare REIT, Inc.	3,570	85,359
Saul Centers, Inc.	770	51,721
Senior Housing Properties Trust	15,120	335,815
Sovran Self Storage, Inc.	3,120	319,394
Summit Hotel Properties, Inc.	1,900	26,942
Tanger Factory Outlet Center	4,300	179,482
Taubman Centers, Inc.	3,060	247,615
The Geo Group, Inc.	3,233	111,894
Universal Health Realty Income Trust	610	36,399
Urban Edge Properties	3,990	119,341
Urstadt Biddle Properties, Inc., Class A	920	22,724
Weingarten Realty Investors	8,420	363,660
WP Glimcher, Inc.	6,700	84,956
		12,329,125

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
Alexander & Baldwin, Inc.	8,870	349,478
Forestar Group, Inc.(a)	2,790	34,261
HFF, Inc., Class A	5,200	146,692
Jones Lang LaSalle, Inc.	2,804	306,954
Re/Max Holdings, Inc.	770	33,357
		870,742

ROAD & RAIL (1.0%)
ArcBest Corp.	11,340	212,171
Celadon Group, Inc.	22,030	181,968
Genesee & Wyoming, Inc., Class A(a)	2,720	176,120
Heartland Express, Inc.	3,483	64,505
Knight Transportation, Inc.	3,040	90,683
Landstar System, Inc.	1,970	138,865
Marten Transport Ltd.	4,650	100,673
Old Dominion Freight Line, Inc.(a)	3,240	225,698
Roadrunner Transportation System, Inc.(a)	28,100	212,717
Saia, Inc.(a)	7,220	208,586
Werner Enterprises, Inc.	2,430	61,042
		1,673,028

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Advanced Energy Industries, Inc.(a)	1,790	72,889
Advanced Micro Devices, Inc.(a)	33,310	228,507
Brooks Automation, Inc.	6,270	78,563
Cabot Microelectronics Corp.	1,190	62,618
CEVA, Inc.(a)	4,320	129,859
Cirrus Logic, Inc.(a)	9,570	465,006
Cohu, Inc.	1,700	17,952
Cree, Inc.(a)	4,560	130,416
Cypress Semiconductor Corp.	12,610	146,780
Diodes, Inc.(a)	1,740	32,207
DSP Group, Inc.(a)	1,120	12,130
Exar Corp.(a)	2,120	17,766
Fairchild Semiconductor International, Inc.(a)	5,350	105,609
Integrated Device Technology, Inc.(a)	13,110	288,289
Intersil Corp., Class A	5,270	80,526
Kopin Corp.(a)	50,670	118,061
Kulicke & Soffa Industries, Inc.(a)	8,970	112,663
Microsemi Corp.(a)	8,630	336,570
MKS Instruments, Inc.	2,300	105,064
Monolithic Power Systems, Inc.	3,930	285,790
Nanometrics, Inc.(a)	970	19,439
Power Integrations, Inc.	1,500	85,605
Rambus, Inc.(a)	11,220	151,694
Rudolph Technologies, Inc.(a)	2,050	36,121
Semtech Corp.(a)	2,700	68,634
Silicon Laboratories, Inc.(a)	1,790	95,371
Synaptics, Inc.(a)	4,750	246,762
Teradyne, Inc.	8,160	161,160
Tessera Technologies, Inc.	6,000	192,840
Ultratech, Inc.(a)	1,120	27,373
Veeco Instruments, Inc.(a)	1,630	27,335
		3,939,599

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
SOFTWARE (3.5%)
8x8, Inc.(a)	14,900	$204,875
ACI Worldwide, Inc.(a)	14,190	281,104
ANSYS, Inc.(a)	4,339	387,733
Blackbaud, Inc.	4,840	323,554
Bottomline Technologies, Inc.(a)	1,700	35,887
Cadence Design Systems, Inc.(a)	17,240	414,622
CDK Global, Inc.	8,820	509,708
CommVault Systems, Inc.(a)	1,930	99,858
Ebix, Inc.	5,680	302,857
EPIQ Systems, Inc.	1,695	27,696
Fair Isaac Corp.	2,860	362,190
Fortinet, Inc.(a)	12,030	417,321
Interactive Intelligence Group, Inc.(a)	900	48,555
Manhattan Associates, Inc.(a)	5,980	347,139
Mentor Graphics Corp.	4,870	104,023
Microstrategy, Inc., Class A(a)	509	89,019
Monotype Imaging Holdings, Inc.	2,030	40,174
Progress Software Corp.(a)	2,220	64,513
PTC, Inc.(a)	5,360	212,953
Qualys, Inc.(a)	1,120	35,157
Rovi Corp.(a)	3,733	70,218
Synchronoss Technologies, Inc.(a)	4,890	182,593
Synopsys, Inc.(a)	7,270	393,743
Tangoe, Inc.(a)	1,500	12,135
Tyler Technologies, Inc.(a)	2,470	402,659
Ultimate Software Group, Inc.(a)	2,458	513,968
Vasco Data Security International, Inc.(a)	1,490	24,898
		5,909,152

SPECIALTY RETAIL (4.3%)
Aaron's, Inc.	9,450	226,328
Abercrombie & Fitch Co., Class A	7,990	165,473
American Eagle Outfitters, Inc.	7,650	137,088
Asbury Automotive Group(a)	1,200	72,960
Ascena Retail Group, Inc.(a)	21,023	170,917
Barnes & Noble Education, Inc.(a)	25,120	290,387
Barnes & Noble, Inc.	16,610	217,259
Big 5 Sporting Goods Corp.	24,690	260,727
Cabela's, Inc., Class A(a)	3,580	184,836
Caleres, Inc.	6,285	165,421
Cato Corp., Class A	1,250	44,713
Chico's FAS, Inc.	6,890	82,749
Children's Place Retail Stores, Inc.	2,310	193,070
CST Brands, Inc.	7,290	326,009
Dick's Sporting Goods, Inc.	6,270	321,588
Express, Inc.(a)	7,590	113,546
Finish Line, Inc., Class A	13,177	286,336
Five Below, Inc.(a)	2,570	131,096
Francesca's Holdings Corp.(a)	7,140	90,749
GameStop Corp., Class A	10,820	334,879
Genesco, Inc.(a)	3,970	275,597
Group 1 Automotive, Inc.	3,000	186,960
Guess?, Inc.	7,620	112,166
Haverty Furniture Cos., Inc.	1,330	24,512
Hibbett Sports, Inc.(a)	1,310	45,745
Kirkland's, Inc.(a)	7,930	120,853
Lithia Motors, Inc., Class A	3,140	270,951
Lumber Liquidators Holdings, Inc.(a)	8,460	127,154
MarineMax, Inc.(a)	1,240	25,048
Monro Muffler Brake, Inc.	3,205	200,697
Murphy USA, Inc.(a)	3,850	295,064
Office Depot, Inc.(a)	42,146	145,825
Outerwall, Inc.	870	45,814
Rent-A-Center, Inc.	20,500	221,400
Restoration Hardware Holdings, Inc.(a)	4,640	142,958
Select Comfort Corp.(a)	2,670	63,706
Sonic Automotive, Inc., Class A	8,640	157,075
Stage Stores, Inc.	34,952	207,265
Stein Mart, Inc.	15,780	135,708
Tailored Brands, Inc.	14,260	208,909
The Buckle, Inc.	1,445	39,579
Vitamin Shoppe, Inc.(a)	3,630	106,214
Williams-Sonoma, Inc.	4,060	219,565
Zumiez, Inc.(a)	9,980	169,460
		7,364,356

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.5%)
3D Systems Corp.(a)	13,260	177,551
Cray, Inc.(a)	4,960	156,538
Diebold, Inc.	2,800	79,072
Electronics for Imaging, Inc.(a)	2,250	99,652
Lexmark International, Inc., Class A	4,700	172,349
NCR Corp.(a)	6,170	203,425
Super Micro Computer, Inc.(a)	1,700	36,635
		925,222

TEXTILES, APPAREL & LUXURY GOODS (1.4%)
Carter's, Inc.	3,260	330,075
Crocs, Inc.(a)	4,120	46,680
Deckers Outdoor Corp.(a)	2,880	190,109
Fossil Group, Inc.(a)	5,390	170,324
G-III Apparel Group Ltd.(a)	1,900	76,057
Iconix Brand Group, Inc.(a)	27,970	201,384
Kate Spade & Co.(a)	5,780	125,368
Movado Group, Inc.	3,250	73,417
Oxford Industries, Inc.	770	44,029
Perry Ellis International, Inc.(a)	8,270	177,143
Skechers U.S.A., Inc., Class A(a)	16,390	393,688
Steven Madden Ltd.(a)	2,737	95,850
Tumi Holdings, Inc.(a)	2,550	68,213
Unifi, Inc.(a)	2,700	72,981
Vera Bradley, Inc.(a)	4,970	72,363
Wolverine World Wide, Inc.	8,870	217,226
		2,354,907

THRIFTS & MORTGAGE FINANCE (1.0%)
Astoria Financial Corp.	5,490	80,538
B of I Holding, Inc.(a)	11,210	188,552
Bank Mutual Corp.	16,830	128,581
Dime Community Bancshares, Inc.	1,490	25,777
LendingTree, Inc.(a)	2,980	300,920
New York Community Bancorp, Inc.	20,500	296,225
Northfield Bancorp, Inc.	7,110	106,152
Northwest Bancshares, Inc.	3,450	51,440
Oritani Financial Corp.	2,820	45,740
Provident Financial Services, Inc.	3,730	75,160
TrustCo Bank Corp. NY	3,990	26,454
Walker & Dunlop, Inc.(a)	8,740	206,876
Washington Federal, Inc.	5,310	132,750
		1,665,165

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies, Inc.	3,010	141,319
DXP Enterprises, Inc.(a)	770	12,813
GATX Corp.	3,240	144,925
Kaman Corp., Class A	3,430	148,039
MSC Industrial Direct Co., Inc., Class A	2,310	165,927
Now, Inc.(a)	8,900	162,959
Veritiv Corp.(a)	4,800	202,656
Watsco, Inc.	1,270	182,931
		1,161,569

WATER UTILITIES (0.2%)
American States Water Co.	1,630	70,416
Aqua America, Inc.	7,902	273,725
California Water Service Group	2,030	68,472
		412,613

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Spok Holdings, Inc.	1,380	25,502
Telephone & Data Systems, Inc.	12,340	388,587
		414,089

TOTAL COMMON STOCKS		169,092,437

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, Institutional Shares, 0.22%(b)	1,282,967	$1,282,967

TOTAL MONEY MARKET FUND		1,282,967

TOTAL INVESTMENTS (COST $147,642,924) 100.0%		170,375,404

OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		19,061

NET ASSETS 100.0%		$170,394,465

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2016.

ADR—American Depositary Receipt
PLC—Public Limited Company
REIT—Real Estate Investment Trust

At July 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Steward Small-Mid Cap Enhanced Index Fund	$148,132,671	$33,899,150	$(11,656,417)	$22,242,733

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Capstone Series Fund, Inc.

July 31, 2016 (Unaudited)

Portfolio Valuation: Steward Small-Mid Cap Enhanced Index Fund (“The Fund”) investments are recorded at fair value. In determining fair value, the Fund uses various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities and NAVs for open-end mutual funds and money market funds.

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayments speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Fund’s assets measured at fair value as of July 31, 2016:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total

Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$169,092,437	$–	$–	$169,092,437
Money Market Fund	1,282,967	–	–	1,282,967

Total	$170,375,404	$–	$–	$170,375,404

* Please refer to the Schedule of Portfolio Investments to view common stocks segregated by industry type.

The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of July 31, 2016, from those used on April 30, 2016. The Fund did not hold any Level 3 securities during the period ended July 31, 2016.

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CAPSTONE SERIES FUND, INC.

By (Signature and Title)      /s/ Michael L. Kern, III

Michael L. Kern, III, President and Treasurer

Date     September 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Michael L. Kern, III

Michael L. Kern, III, President and Treasurer

Date     September 20, 2016